Debt and Commitments (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest expense
Current	$ 16	$ 9	$ 10
Long-term	3	2	16
Interest Expense, Total	19	11	26
Interest income	(25)	(22)	(19)
Interest (income) expense, net	$ (6)	$ (11)	$ 7